UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21501

ING Clarion Investors LLC
(Exact name of registrant as specified in charter)

14 East 4th Street, Suite 1128, New York, NY			10012
(Address of principal executive offices)			(Zip code)

Annemarie Gilly, ING Clarion Investors, LLC 14 East 4th Street, Suite 1128, New York, NY 10012
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-212-505-2459

Date of fiscal year end:	December 31, 2006

Date of reporting period:	December 31, 2006

Item 1. Report(s) to Stockholders.

ING Clarion Investors LLC

Officers and Directors

Annemarie Gilly

Chief Executive Officer

Jeffrey Lazar

Chief Financial Officer and Treasurer

S. Leland Dill

Director

Steven N. Fayne

Director

I. Trevor Rozowsky

Director

James Webb

Director

Custodian

Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

Annual Report

December 31, 2006

[ING CLARION FINANACIALS]

ING Clarion Investors LLC

Financial Statements

For the year ended December 31, 2006

Report of Independent Registered Public Accounting Firm

To the Members and Board of Directors of
ING Clarion Investors LLC

We have audited the accompanying statement of assets, liabilities and members’ capital of ING Clarion Investors LLC (the “Fund”), as of December 31, 2006, and the related statements of operations and cash flows for the year then ended, and the statement of changes in members’ capital for the two years in the period then ended. These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING Clarion Investors LLC at December 31, 2006, and the results of its operations and its cash flows for the year then ended and the changes in its members’ capital for the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 28, 2007

ING Clarion Investors LLC

Statement of Assets, Liabilities and Members’ Capital

December 31, 2006

Assets
Investment in the Cayman Partnership, at fair value	$488,030
Total assets	$488,030

Liabilities and Members’ Capital
Members’ capital	488,030

Total liabilities and members’ capital	$488,030

Shares of Beneficial Interest:
Shares issued and outstanding	72,447
Net asset value per share	$6.74

See notes to the financial statements

ING Clarion Investors LLC

Statement of Operations

For the year ended December 31, 2006

Net realized gain and unrealized depreciation allocated from the Cayman Partnership:
Realized gain on investments		$9,747,061
Realized gain on securities sold short		451,729
Change in net unrealized depreciation on investments in securities		(227,885)
Change in net unrealized depreciation on investments in securities sold short		(24,487)
Net realized and unrealized gain allocated from the Cayman Partnership		9,946,418

Income and expenses allocated from the Investment in the Cayman Partnership
Interest income (includes net accretion of discount on investment securities of $397,955)		3,825,710
Expenses		(1,277,132)

Net investment income allocated from the Cayman Partnership		2,548,578

Fund expenses
Officer and director fees	$88,166
Professional fees	50,180
	138,346
Less: Expenses borne by the Real Estate Partnership	(138,346)
Net Fund expenses		—

Net increase in members’ capital from operations		$12,494,996

See notes to the financial statements

ING Clarion Investors LLC

Statement of Changes in Members’ Capital

Years ended December 31, 2006 and 2005

	Year Ended	Year Ended
	December 31,	December 31,
	2006	2005

Members’ capital at beginning of year	$25,402,832	$16,510,268
Capital contributions from members	5,242,764	8,520,388
Distributions to members	(42,652,562)	(1,671,371)
Net increase in members’ capital from operations	12,494,996	2,043,547
Members’ capital at end of year	$488,030	$25,402,832

Members’ share transactions:
Shares issued in connection with capital contributions	12,394	20,135

See notes to the financial statements

ING Clarion Investors LLC

Statement of Cash Flows

For the year ended December 31, 2006

Cash flows from operating activities
Net increase in members’ capital from operations	$12,494,996
Adjustments to reconcile net increase in members’ capital from operations to net cash provided by operating activities:
Net investment income allocated from the Cayman Partnership	(2,548,578)
Realized gain on investments allocated from the Cayman Partnership	(9,747,061)
Realized gain on securities sold short allocated from the Cayman Partnership	(451,729)
Change in net unrealized depreciation on investment in securities allocated from the Cayman Partnership	227,885
Change in net unrealized depreciation on investment in securities sold short allocated from the Cayman Partnership	24,487
Contributions to the Cayman Partnership	(5,242,764)
Distributions from the Cayman Partnership	42,652,562
Net cash provided by operating activities	37,409,798

Cash flows from financing activities
Capital contributions from members	5,242,764
Capital distributions to members	(42,652,562)
Net cash used in financing activities	(37,409,798)

Net change in cash	—
Cash, beginning of year	—
Cash, end of year	$—

ING Clarion Investors LLC

Notes to Financial Statements

December 31, 2006

1. Organization

ING Clarion Investors LLC (the “Fund”), a Delaware limited liability company, was formed on January 26, 2004 and is a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended.  The Fund is invested as a limited partner in the ING Clarion Commercial Mortgage Securitization Fund (Cayman), L.P. (the “Cayman Partnership”).  The Cayman Partnership is invested as a limited partner in the ING Clarion Commercial Mortgage Securitization Fund, L.P. (the “Real Estate Partnership”).  The Real Estate Partnership is organized with the objective of achieving significant capital appreciation and current income by investing in a diversified portfolio of commercial real estate debt investments.  The general partner of the Real Estate Partnership is ING Clarion Securitization GP, LLC, a Delaware limited liability company (the “General Partner”).  The Fund does not have an investment adviser.  All assets of the Fund are invested in the Cayman Partnership.

2. Summary of Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles.  Such policies are consistently followed by the Fund in the preparation of its financial statements.  The Fund maintains its financial records in United States dollars.  For financial reporting purposes, the Fund follows the accrual method of accounting.

Use of Estimates—Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Investment in the Cayman Partnership—The Fund’s investment in the Cayman Partnership is valued at the Fund’s proportionate interest in the partners’ capital of the Cayman Partnership, which represents estimated fair value. The performance of the Fund is directly affected by the performance of the Cayman Partnership, which in turn is directly affected by the performance of the Real Estate Partnership.  As such, significant accounting policies of the Real Estate Partnership have been included.

As of December 31, 2006, the Fund had a 14.6% ownership interest in the Cayman Partnership, which in turn had a 72.9% ownership interest in the Real Estate Partnership.  Accordingly, the Fund had a 10.7% indirect interest in the Real Estate Partnership.

The Fund records contributions and withdrawals related to its investment in the Cayman Partnership on the trade date. The results of operations of the Fund, insofar as it results in changes in the Fund’s investment, are reflected in the accompanying statement of operations.

Investment Valuation—The Real Estate Partnership’s fixed income real estate investments’ valuations are based on information with respect to transactions in such investments, pricing services, quotations from dealers, if available, market transactions in comparable real estate investments, credit quality and various relationships between investment values and yield to maturity. The value of investments for which market quotations are not readily available are determined in good faith at estimated fair value as determined by the General Partner of the Real Estate Partnership. These values may differ from the value that would have been used had a broader market for the investments existed and the differences could be material to the Real Estate Partnership’s financial statements, and would also have a similar impact to the Fund’s financial statements.

Income Taxes—The Fund is treated as a partnership for U.S. federal income tax purposes.  As such, the Fund is not subject to U.S. federal income tax at the entity-level, although it will be required to file an annual information return with the Internal Revenue Service (the “IRS”).  Each Member will take into account its allocated share of each item of the Fund’s income, gain, loss and credit.

New Accounting Pronouncements—In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.  SFAS No. 157 is effective for fiscal years beginning after November 15, 2007.  The General Partner is currently evaluating the impact the adoption of SFAS No. 157 will have on the Real Estate Partnership’s financial statements.  Management of the Fund is also currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statements.

In June 2006, the FASB issued FASB Interpretation No. 48, (FIN 48) “Accounting for Uncertainty in Income Taxes — an interpretation of SFAS No. 109.”  FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with SFAS No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de- recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. The General Partner is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Real Estate Partnership’s net assets, results of operations and financial statements.  Management of the Fund is also currently evaluating the impact the adoption of FIN 48 will have on the Fund’s financial statements.

3. General Partner Management Fees

The General Partner of the Real Estate Partnership is responsible for the management of the Real Estate Partnership.  The General Partner is paid a management fee of 1.5% per annum of the commitment of each limited partner in the Real Estate Partnership during the commitment period, as defined in the partnership agreement; thereafter, the management fee is equal to 1.5% of the unreturned funded commitments of each limited partner. For the year ended December 31, 2006 the Fund’s share of the management fees incurred by the Real Estate Partnership and paid to the General Partner was $400,213 and is included in allocated expenses in the accompanying Statement of Operations.

In accordance with the Real Estate Partnership’s partnership agreement, management fees shall be reduced by the sum of (a) all placement agency fees paid by the Real Estate Partnership and (b) the amount of fees, net of out-of-pocket expenses, received by the General Partner of the Real Estate Partnership or its affiliates for services rendered in connection with the resecuritization of any Real Estate Partnership investment.  The Fund’s proportionate share of the amount of such waivers in 2006 was $3,370.

The General Partner of the Real Estate Partnership is also entitled to an incentive allocation of profits of the Real Estate Partnership (as described in Note 5) of up to 20% if certain return thresholds are met.  As described in Note 5, for the year ended December 31, 2006, the General Partner of the Real Estate Partnership did earn and received such an allocation.

In accordance with its partnership agreement, operating expenses of the Real Estate Partnership as well as the direct operating expenses of the Cayman Partnership and the Fund are borne by the Real Estate Partnership and allocated pro rata to each entity based on their respective committed capital.  The Fund’s allocation of such aggregate expenses is included in the Statement of Operations under the caption “Income and expenses allocated from investment in the Cayman Partnership”.  In addition, the Statement of Operations also reflects the identifiable direct expenses of the Fund, if any, and a corresponding offset for such Fund expenses borne by the Real Estate Partnership.

4. Related Party Transactions

For the year ended December 31, 2006, the Fund had Director and Officer expenses of $88,166. Each director is paid a fixed a fee of $1,250 a quarter. In addition to director expenses, officers are paid an annual compensation of $30,000. Other direct expenses of the Fund were Professional fees of $50,180.  These expenses are borne by the Real Estate Partnership and allocated as described in note 3.

5. Members’ Capital

Pursuant to the Fund’s Operating Agreement, all distributions of amounts that represent current income, net proceeds from dispositions, and all distributions of investments in kind shall be apportioned among the members in proportion to their respective interests with respect to the investment, giving rise to the particular distribution.

Pursuant to the Real Estate Partnership’s partnership agreement, distributions of current income, proceeds from dispositions and in-kind distributions will be allocated in proportion to and to the extent of: (i) the limited partner’s funded commitment, (ii) the limited partner’s preferred return of 9% per annum (compounded annually) of their funded commitment, (iii) 50% to the limited partner and 50% to the General Partner until the aggregate General Partner distributions equal 20% of limited partner distributions and (iv) 80% to the limited partner and 20% to the General Partner (referred to as its incentive allocation).  The Fund’s Members’ Capital will be decreased by its pro-rata share of the incentive allocation to the

General Partner of the Real Estate Partnership.  The respective amounts allocated directly from the Cayman Partnership (and indirectly from the Real Estate Partnership) in the Statement of Operations are shown net of the incentive allocation.  For the year ended December 31, 2006, the Fund’s share of incentive allocation to the General Partner of the Real Estate Partnership was $3,817,791, of which $3,695,784 was paid.

The Fund is authorized to issue up to $200,000,000 in shares of beneficial interest.  Shares of beneficial interest in connection with capital contributions were initially issued at $1,000 per share.  Distributions to members do not result in a reduction in the shares of beneficial interest outstanding.  The Fund has total capital commitments from Members of $30,098,065, of which 100% was contributed as of December 31, 2006.

6. Investment in the Cayman Partnership

The Real Estate Partnership has total capital commitments of $282,598,065, of which 100% has been called and contributed, as of December 31, 2006.  At December 31, 2006, the Cayman Partnership’s net assets were $4,177,256, comprised solely of its investment in the Real Estate Partnership.  The Fund’s share of the capital commitments to the Real Estate Partnership, through its direct capital commitment to the Cayman Partnership, is $30,098,065.

7. Summary Financial Information of the Real Estate Partnership

During 2006, the Real Estate Partnership entered into a transaction in which the portfolio that was held by the Real Estate Partnership was re-securitized as a collateralized debt obligation. The Real Estate Partnership sold the investments held in its portfolio to a third party for proceeds of $600,119,734. This entity then securitized the assets and issued a collateralized debt obligation made up of senior and subordinate tranches of fixed income investments as well as preferred shares. The Real Estate Partnership purchased all of these investments issued by the collateralized debt obligation. Subsequent to the transaction, the Real Estate Partnership sold the senior tranches and retained the subordinate tranches as well as the preferred shares. For the year ended December 31, 2006, the net realized gain on investments resulting from the re-securitization and related transactions was $119,858,310. The unrealized loss resulting from the transaction, related to the retained subordinate tranches and preferred shares of the collateralized debt obligation held by the Real Estate Partnership, as of December 31, 2006 was $6,597,145. As of December 31, 2006, the retained subordinate tranches and preferred shares held by the Real Estate Partnership had a fair value of $5,463,899.

The Real Estate Partnership accounted for this re-securitization as a sale in accordance with Statement of Financial Accounting Standards No. 140 “Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities” (“SFAS 140”), based on its determination that the re-securitization met all SFAS 140 sale criteria, including that the entity that issued the collateralized debt obligation was a SFAS 140 “qualifying special- purpose entity.”

As of December 31, 2006, the Real Estate Partnership has invested in 7 tranches of 1 collateralized debt obligation, for a total purchase price of $12,061,044, a total face amount of $162,367,880 with coupons ranging from 1% to 1.25%.  The following table shows the Real Estate Partnership’s investments at December 31, 2006.

Par Value	Investments in securities	Cost	Value(a)
	Collateralized Debt Obligations (95.39%)(b)
	United States:

$78,672,880	Ansonia CDO LTD, preferred shares due 7/28/2046	$2,222,698	$786,729	(c)
53,444,000	Ansonia CDO LTD, 1.25%, 7/28/2046	8,211,868	3,898,210	(c)
30,251,000	Ansonia CDO LTD, 1.00%, 7/28/2046	1,626,478	778,960	(c)
	Total investments in securities (95.39%)(b)	$12,061,044	$5,463,899

(a) See Note 2

(b) Represents percentage of partners’ capital of the Real Estate Partnership at December 31, 2006.

(c) Securities are deemed illiquid at December 31, 2006 (See Note 2).

The credit ratings of the Real Estate Partnership’s investments in collateralized debt obligations are summarized below:

Summary of Rating – December 31, 2006 (unaudited)

	Percentage of Value by Rating(1)
Issuer	B+	B	B-	CCC+	CCC	CCC-	NR	Total

Ansonia CDO LTD, 1.25%, 7/28/2046	36.5%	22.0%	12.8%	0.0%	0.0%	0.0%	0.0%	71.3%
Ansonia CDO LTD, 1.00%, 7/28/2046	0.0%	0.0%	0.0%	6.9%	4.4%	3.0%	0.0%	14.3%
Ansonia CDO LTD, preferred shares due 7/28/2046	0.0%	0.0%	0.00%	0.0%	0.0%	0.0%	14.4%	14.4%
	36.5%	22.2%	12.8%	6.9%	4.4%	3.0%	14.4%	100.0%

(1): Based on total investments in securities.

NR: Not rated

8. Market and Other Risk Factors

As an indirect investor in the Real Estate Partnership, the Fund is subject to the same market and other risk factors as the Real Estate Partnership.  Below are the market and other risk factors related to the Real Estate Partnership.

At December 31, 2006, the Real Estate Partnership’s investments in securities are comprised entirely of collateralized debt obligations. As a result the Real Estate Partnership is subject to market and other risk factors, including, but not limited to the following:

General Economic and Real Estate Risks — General economic and real estate conditions may result in occasional or permanent reductions in the value of the Real Estate Partnership’s assets.

Credit Risk — There are no restrictions on the credit quality of the investments in the Real Estate Partnership.  Subordinated investments have significant uncertainties and increased exposure to adverse conditions, and are considered to be speculative. Investments in subordinated interests may involve greater risk of default than senior classes of the issue or series.

Liquidity Risk — The Real Estate Partnership’s schedule of investments is comprised entirely of illiquid investments, which may cause the Real Estate Partnership to retain certain investments longer than anticipated or to dispose of assets at a value less than anticipated.

Other risks include counterparty risk, interest rate risk and prepayment and extension risk, all of which could impact the anticipated yield or return on the Real Estate Partnership’s investments.

Investments sold short represent transactions in which the Real Estate Partnership sells investments it does not own and is obligated to repurchase the investments at their market value at the time of replacement.  Potential losses from investments sold short may be unlimited. As of December 31, 2006, the Real Estate Partnership had no securities sold short transactions.

Reverse repurchase agreements are transactions whereby investments are sold under agreements to repurchase.  Such transaction is treated in the Real Estate Partnership’s financial statements as a collateralized financing transaction.  If the counterparty to the reverse repurchase agreement fails financially, there is a risk of delay in recovery of the investments or loss of rights in the collateral.  As such, all transactions to repurchase investments are with major financial institutions and the counterparty risk is monitored by the Investment Manager.  At December 31, 2006 the Real Estate Partnership did not hold any reverse repurchase agreements.

9. Indemnities

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Financial Highlights

The following represents the per share operating performance for a share of beneficial interest outstanding throughout the period, the ratios to average members’ capital and internal rate of return information for the year ended December 31, 2006:

	For the Year Ended	For the Year Ended	For the Year Ended
	December 31,	December 31,	December 31,
	2006	2005	2004(4)
Net asset value, beginning of period	$423.01	$413.60	$1,000.00
Income from investment operations
Net investment income(1)	36.56	55.34	31.87
Net realized and unrealized gain	137.22	(6.02)	58.23
Total income from investment operations	173.78	49.32	90.10

Distributions to members	(590.05)	(39.91)	(676.50)
Net asset value, end of period	$6.74	$423.01	$413.60

Ratios to average members’ capital:
Expense(3)	4.67%	6.84%	7.94%
Expense without reimbursements(3)	4.68%	7.32%	9.08%
Net investment income	9.32%	14.09%	7.10%
Net investment income without reimbursements	9.31%	13.61%	5.96%
Incentive allocation(5)	13.96%	0.00%	0.00%

Members’ Capital	$488,030	$25,402,832	$16,510,268
Total Return	41.08%	11.92%	6.45%

Portfolio Turnover Rate	0.00%	0.00%	0.00%

Internal rate of return
Since inception(2)	25.83%	10.01%	6.80%

(1)            Calculated based upon average shares outstanding throughout the period.

(2)            Supplemental information.

(3)            Expense ratio includes expenses allocated from the Real Estate Partnership and the Cayman Partnership.

(4)            For the period from January 26, 2004 (commencement of operations) to December 31, 2004, not annualized.

(5)            There was no incentive allocation earned by the Real Estate Partnership’s General Partner in 2005 and 2004.

The ratios and total return are calculated based on average members’ capital taken as a whole and are not annualized for periods less than one year.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of registrant’s code of ethics may be requested free of charge by calling (212) 505-2459.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant has designated I. Trevor Rozowsky as the Audit Committee Financial Expert. Mr. Rozowsky is considered by the Board to be an independent director.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for professional services rendered by the registrant’s principal accountant for the year ended December 31, 2006, and for the year ended December 31, 2005, were as follows:

	2006	2005
Audit Fees	$27,500	$25,000
Audit-Related Fees	$0	$0
Tax Fees	$0	$0
All Other Fees	$0	$0

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, in particular the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors.

(e)        (1) The registrant’s audit committee’s pre-approval policies and procedures are as follows:

The audit committee approves the engagement of the independent accountants for each fiscal year of the registrant in the manner and within the period specified by the Investment Company Act. Non-audit services performed by the independent accounts with respect to the registrant and specified affiliates are subject to pre-approval by the audit committee, with the provision that members of the committee may make certain ad hoc approvals subject to later ratification by the full committee.

(e)        (2) No services included in (b) – (d) (i.e., “audit-related fees”, “tax fees” and “all other fees”) above were approved pursuant to paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X.

(f)          Not applicable.

(g)         The aggregate fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant were $0 and $0 for the year ended December 31, 2006 and for the year ended December 31, 2005, respectively. Because the registrant has no investment adviser (and did not have an investment adviser for the specified periods), the registrant reports that no fees were billed in 2006 and 2005 by the registrant’s principal accountant for non-audit services rendered to its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(h)         Because the registrant has no investment adviser (and did not have an investment adviser for the specified period), registrant’s audit committee has not had to consider the matters specified by this sub-item (h).

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

To the extent the registrant is requested to vote or consent on any matter initiated by a company in which it holds an interest, the registrant, through its officers, intends to vote for the outcome deemed to maximize economic value to the registrant. In doing so, the officers are instructed to consider potential conflicts between the interests of the registrant’s shareholders and those of the officers and, as necessary, to consult the registrant’s board of directors. The registrant’s Compliance Officer is responsible for assuring any such vote or consent is addressed in a timely fashion.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The President and Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Certification of chief executive officer and chief financial officer pursuant to section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of chief executive officer and chief financial officer pursuant to section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ING Clarion Investors LLC

By (Signature and Title)	/s/ Annemarie Gilly
Annemarie Gilly, President and Chief Executive Officer

Date	03/09/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Annemarie Gilly
Annemarie Gilly, President and Chief Executive Officer

Date	03/09/2007

By (Signature and Title)	/s/ Jeff Lazar
Jeff Lazar, Treasurer and Chief Financial Officer

Date	03/09/2007